Business combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Line Items]
Disclosure Of Business Combinations Explanatory	Note 29 Business combinations In 2017 and 2016, UBS did not complete any significant business combinations.
UBS AG
Business Combinations [Line Items]
Disclosure Of Business Combinations Explanatory	Note 29 Business combinations In 2017 and 2016, UBS did not complete any significant business combinations.